Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 1	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 2	1.75%
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 3	7.5
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 4	3
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 5	83.64
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 6	95.34
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 7	$ 0
Capital Stock Schedule Of Share-based Compensation, Stock Options Black-scholes Valuation Assumptions 8	$ 0